As filed with the Securities and Exchange Commission on November 20, 2017
Registration No. 333-220208

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 1

(Check appropriate box or boxes)

FRONTIER FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

400 Skokie Blvd., Suite 500
Northbrook, Illinois 60062

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (847) 509-9860

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois 60062

(Name and Address of Agent for Service)

Copies to:

Ellen R. Drought

Godfrey & Kahn, S.C.

833 East Michigan St., Suite 1800

Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement of Frontier Funds, Inc. (the “Registrant”) on Form N-14 hereby incorporates by reference Part A and Part B of Pre-Effective Amendment No.2 of Registrant’s Registration Statement on Form N-14 (File No. 333-220208) filed with the Securities and Exchange Commission on October 6, 2017.  The purpose of this Post-Effective Amendment No. 1 is to file the Opinion of Godfrey & Kahn, S.C. regarding certain tax matters as an exhibit to Part C of the Registration Statement.

PART C

OTHER INFORMATION

Item 15.         Indemnification

Article VI of Registrant’s By-Laws provides as follows:

ARTICLE VI INDEMNIFICATION

The Corporation shall indemnify (a) its directors and officers (within the meaning of the Maryland General Corporation Law), whether serving the Corporation or at its request any other entity, to the full extent required or permitted by (i) Maryland law now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) the Investment Company Act, and (b) other employees and agents to such extent as shall be authorized by the Board of Directors and be permitted by law.  The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled.  The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law.

The Registrant’s directors and officers are insured under a policy of insurance against certain liabilities that might be imposed as a result of actions, suit or proceedings to which they are parties by reason of being or having been such directors or officers.

Item 16.         Exhibits

See “Exhibit Index.”

Item 17.         Undertakings

1.                                      The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.                                      The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.                                      The undersigned Registrant undertakes to file the opinion of counsel supporting the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 through an amendment to this registration statement within a reasonable time after the closing of the reorganization.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Northbrook and State of Illinois on the 20th day of November, 2017.

FRONTIER FUNDS, INC. (Registrant)

By:	/s/ William D. Forsyth III
William D. Forsyth III
President

As required by the Securities Act of 1933, as amended, this this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Name		Title	Date

/s/ William D. Forsyth III		President and a Director (principal executive officer)	November 20, 2017
William D. Forsyth III

/s/ Elyce D. Dilworth		Chief Compliance Officer and Treasurer (principal financial officer)	November 20, 2017
Elyce D. Dilworth

		Director*	November 20, 2017
David L. Heald

		Director*	November 20, 2017
Steven K. Norgaard

		Director*	November 20, 2017
James M. Snyder

*By:	/s/ William D. Forsyth III
William D. Forsyth III, President
Attorney-in-fact pursuant to a Power of Attorney filed herewith.

EXHIBIT INDEX

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith

(1.a)	Registrant’s Articles of Incorporation	Filed July 1, 1996, Form N-1A

(1.b)	Articles Supplementary to the Registrant’s Articles of Incorporation dated August 22, 2005	Filed August 26, 2005, Post-Effective Amendment No. 23

(1.c)	Articles of Amendment dated August 20, 2007	Filed August 31, 2007, Post- Effective Amendment No. 34

(1.d)	Articles Supplementary to the Registrant’s Articles of Incorporation dated August 20, 2007.	Filed August 31, 2007, Post- Effective Amendment No. 34

(1.e)	Articles Supplementary to the Registrant’s Articles of Incorporation dated June 24, 2010	Filed July 16, 2010, Form N-14

(1.g)	Articles of Amendment dated October 2, 2012	Filed October 28, 2013, Post-Effective Amendment No. 83

(1.g)	Form of Articles of Amendment dated October 27, 2014	Filed October 28, 2014, Post-Effective Amendment No. 85

(1.h)	Articles Supplementary to the Registrant’s Articles of Incorporation dated March 7, 2016	Filed March 17, 2016, Post-Effective Amendment No. 97

(2.a)	Registrant’s Amended and Restated By-Laws	Filed October 28, 2013, Post-Effective Amendment No. 83

(3)	None

(4)	Agreement and Plan of Reorganization	Filed October 6, 2017 (as Appendix A to Part A), Pre-Effective Amendment No. 2 to Form N-14

(5)	Instruments Defining Rights of Security Holders	Incorporated by Reference to the Articles of Incorporation and Bylaws

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith

(6.a)	Form of Investment Advisory Agreement	Filed September 26, 2008, Definitive Proxy Statement on Schedule 14A

(6.b)	Form of Exhibit F to Investment Advisory Agreement	Filed September 26, 2008, Definitive Proxy Statement on Schedule 14A

(6.c)	Form of Exhibit I to Investment Advisory Agreement	Filed October 6, 2010, Post-Effective Amendment No. 66

(6.d)	Form of Subadvisory Agreement between Frontegra Asset Management, Inc. and Phocas Financial Corporation regarding the Frontier Phocas Small Cap Value Fund	Filed October 6, 2010, Post-Effective Amendment No. 66

(6.e)	Form of Interim Subadvisory Agreement between Frontegra Asset Management, Inc. and Phocas Financial Corporation regarding the Frontier Netols Small Cap Value Fund	Filed August 28, 2017, Form N-14

(6.f)

Form of Amended and Restated Expense Cap/Reimbursement Agreement regarding the Frontier Phocas Small Cap Value Fund, Frontier MFG Global Equity Fund, Frontier MFG Global Plus Fund and Frontier MFG Core Infrastructure Fund

Filed August 28, 2017, Form N-14

(6.g)	Form of Expense Cap/Reimbursement Agreement regarding the Frontier Netols Small Cap Value Fund	Filed August 28, 2017, Form N-14

(7.a)	Distribution Agreement	Filed October 31, 2008, Post-Effective Amendment No. 44

(7.b)	Amended Exhibit A to Distribution Agreement	Filed October 28, 2016, Post-Effective Amendment No. 103

(8)	None

(9.a)	Custody Agreement	Filed October 28, 2014, Post-Effective Amendment No. 85

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith

(9.b)	Amendment to Custody Agreement dated March 17, 2016	Filed May 18, 2016, Post-Effective Amendment No. 101

(10.a)	Rule 12b-1 Plan	Filed October 31, 2008, Post-Effective Amendment No. 44

(10.b)	Shareholder Servicing Plan	Filed March 17, 2016, Post-Effective Amendment No. 97

(10.c)	Form of Rule 12b-1 Dealer Agreement	Filed October 31, 2008, Post-Effective Amendment No. 44

(10.d)	Amended and Restated Multiple Class Plan	Filed March 17, 2016, Post-Effective Amendment No. 97

(10.e)	Amendment to Appendix A of the Amended and Restated Multiple Class Plan dated March 21, 2016	Filed May 18, 2016, Post-Effective Amendment No. 101

(11)	Opinion and Consent of Godfrey & Kahn, S.C. regarding the validity of shares to be issued by the Registrant	Filed September 7, 2017, Pre-Effective Amendment No. 1 to Form N-14

(12)	Opinion of Godfrey & Kahn, S.C. regarding certain tax matters		X

(13.a)	Transfer Agent Servicing Agreement	Filed October 28, 2014, Post-Effective Amendment No. 85

(13.b)	Amendment to Transfer Agent Services Agreement dated March 17, 2016	Filed May 18, 2016, Post-Effective Amendment No. 101

(13.c)	Fund Administration Servicing Agreement	Filed October 28, 2014, Post-Effective Amendment No. 85

(13.d)	Amendment to Fund Administration Servicing Agreement dated March 17, 2016	Filed May 18, 2016, Post-Effective Amendment No. 101

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith

(13.e)	Fund Accounting Servicing Agreement	Filed October 28, 2014, Post-Effective Amendment No. 85

(13.f)	Amendment to Fund Accounting Servicing Agreement dated March 17, 2016	Filed May 18, 2016, Post-Effective Amendment No. 101

(14)	Consent of Independent Registered Public Accounting Firm	Filed October 6, 2017, Pre-Effective Amendment No. 2 to Form N-14

(15)	None

(16)	Powers of Attorney	Filed August 28, 2017, Form N-14

(17.a)	Proxy Card	Filed October 6, 2017, Pre-Effective Amendment No. 2 to Form N-14

(17.b)	Prospectus for the Frontier Netols Small Cap Value Fund, dated October 31, 2016	PEA No. 103 to Form N-1A Registration Statement filed October 26, 2016; Supplement filed under Rule 497 on June 7, 2017

(17.c)	Prospectus for the Frontier Phocas Small Cap Value Fund, dated October 31, 2016	PEA No. 103 to Form N-1A Registration Statement filed October 26, 2016; Supplement filed under Rule 497 on June 2, 2017

(17.d)

Statement of Additional Information, dated October 31, 2016, only with respect to the information about the Frontier Netols Small Cap Value Fund and the Frontier Phocas Small Cap Value Fund contained therein.

PEA No. 103 to Form N-1A Registration Statement filed October 26, 2016; Supplement filed under Rule 497 on June 7, 2017

(17.e)	Annual Report to Shareholders, dated June 30, 2017, only with respect to the information about the Frontier Netols Small Cap Value Fund and the Frontier Phocas Small Cap Value Fund contained therein.	Form N-CSR filed on August 28, 2017